Leases (Tables) - DIGERATI TECHNOLOGIES, INC [Member]	12 Months Ended
Jul. 31, 2022
Leases (Tables) [Line Items]
Schedule of leased properties have a remaining lease term
Location	Annual Rent	Lease Expiration Date	Business Use	Approx. Sq. Ft.
8023 Vantage Dr., Suite 660, San Antonio, Texas 78230	$49,136	Sep-27	Executive offices	2,843
10967 Via Frontera, San Diego, CA 92127	$369,229	Mar-26	Office space	18,541
1610 Royal Palm Avenue, Suite 300, Fort Myers, FL 33901	$83,260	Dec-25	Office space and network facilities	6,800
2121 Ponce de Leon Blvd., Suite 200, Coral Gables FL 33134	$128,301	Dec-27	Office space & wireless internet network	4,623
7218 McNeil Dr., FL-1, Austin, TX 78729	$21,000	Mar-24	Network facilities	25
6606 Lyndon B. Johnson, Fwy., FL1, Suite 125, Dallas, TX 75240	$17,040	Dec-22	Network facilities	25
9701 S. John Young Parkway, Orlando, FL 32819	$25,440	May-23	Network facilities	540
50 NE 9th St, Miami, FL 3313	$41,300	May-23	Network facilities	25
350 NW 215 St., Miami Gardens, FL 33169	$29,254	May-23	Wireless internet network	100
8333 NW 53rd St, Doral, FL 33166	$14,021	Jul-25	Wireless internet network	100
100 SE 2nd Street, Miami, FL 33131	$36,466	Jan-24	Wireless internet network	100
9055 SW 73rd Ct, Miami, FL 33156	$8,787	Dec-23	Wireless internet network	100
9517 Fontainebleau Blvd., Miami, FL 33172	$11,907	Aug-24	Wireless internet network	100

Schedule of operating leases
ROU Asset	July 31, 2021	$934,260
Amortization		$(524,688)
Addition - Asset		$2,026,463
ROU Asset	July 31, 2022	$2,436,035

Lease Liability	July 31, 2021	$934,260
Amortization		$(530,047)
Addition - Liability		$2,180,652
Lease Liability	July 31, 2022	$2,584,865

Lease Liability	Short term	$796,714
Lease Liability	Long term	$1,788,151
Lease Liability	Total:	$2,584,865

Operating lease cost:	$720,383

Cash paid for amounts included in the measurement of lease labilities

Operating cashflow from operating leases:	$720,383

Weighted-average remain lease term-operating lease:	4.2 years

Weighted-average discount rate	5.0%

Schedule of future minimum lease payment operating leases
Lease
Period Ending July 31,	Payments
2023	777,464
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total:	$2,639,785